Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000170095 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000170095 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000170095 | Exeter Automobile Receivables Trust 2021-4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000170095 | First Investors Auto Owner Trust 2023-1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170095 | Neuberger Berman CLO XVII Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000170095 | Ares XLIX CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170095 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170095 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170095 | OHA Credit Partners XIV Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170095 | Elmwood CLO 21 Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170095 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170095 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170095 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000170095 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170095 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000170095 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000170095 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000170095 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000170095 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000170095 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000170095 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000170095 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000170095 | Abs
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000170095 | Clo
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000170095 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000170095 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	48.40%
C000170095 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	33.00%
C000170095 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.00%
C000170095 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.50%
C000170095 | InvestmentType_Term Loans
Holdings [Line Items]
Percent of Total Investments	5.50%
C000170095 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	5.60%
C000170094 | First American Government Obligations Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000170094 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000170094 | Exeter Automobile Receivables Trust 2021-4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000170094 | First Investors Auto Owner Trust 2023-1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000170094 | Neuberger Berman CLO XVII Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000170094 | Ares XLIX CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170094 | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170094 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170094 | OHA Credit Partners XIV Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170094 | Elmwood CLO 21 Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170094 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170094 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170094 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000170094 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170094 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000170094 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000170094 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000170094 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000170094 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000170094 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000170094 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000170094 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000170094 | Abs
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000170094 | Clo
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000170094 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000170094 | InvestmentType_Asset Backed Securities
Holdings [Line Items]
Percent of Total Investments	48.40%
C000170094 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	33.00%
C000170094 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.00%
C000170094 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.50%
C000170094 | InvestmentType_Term Loans
Holdings [Line Items]
Percent of Total Investments	5.50%
C000170094 | InvestmentType_U.S. Treasury Bonds & Notes
Holdings [Line Items]
Percent of Total Investments	5.60%